Segmented Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011
Segmented Information
Number of operating segment	1
Segmented information
Assets	$ 240,693	$ 208,763
Revenues	72,524	49,216	56,842
Inactivated hepatitis vaccines
Segmented information
Revenues	47,202	39,951	26,939
Influenza vaccines
Segmented information
Revenues	12,156	9,191	8,113
H5N1
Segmented information
Revenues	10,736		7,782
H1N1
Segmented information
Revenues			14,008
Mumps
Segmented information
Revenues	1,680	24
Rabend
Segmented information
Revenues	750	50
Mainland China
Segmented information
Total long-lived assets	79,683	81,233
Assets	199,703	164,174
Revenues	71,397	48,199	56,407
Hong Kong
Segmented information
Assets	40,990	44,589
Foreign countries
Segmented information
Revenues	$ 1,127	$ 1,017	$ 435